EQUITY (Additional Stock-Based Compensation Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	May 31, 2014	Jul. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period	4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period	2 years
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	3,250		$ 3,250
Compensation costs weighted average period to be recognized	1 year 22 days
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	19		19
Compensation costs weighted average period to be recognized	10 months 24 days
Three Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		150,000
Price per share		$ 5.31
Shares granted, vesting period		3 years
Estimated fair value, options granted		299
Options granted, weighted average period		1 year 7 months 17 days
Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		100,000	100,000
Shares granted, vesting period			3 years
Estimated fair value, options granted			125
Options granted, weighted average period			1 year 7 months 17 days
Two Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share	5.15		$ 5.15
Two Directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share	5.13		$ 5.13
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				50,000
Price per share				$ 5.24
Shares granted, vesting period				3 years
Estimated fair value, options granted				73
Options granted, weighted average period				1 year 7 months 17 days
Chairman of the Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					250,000
Price per share					$ 5.06
Shares granted, vesting period					4 years
Estimated fair value, options granted					$ 345
Options granted, weighted average period					2 years 4 days